Employee costs and share plans for employees - The AstraZeneca Performance Share Plan (Details) - AstraZeneca Performance Share Plan	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shareholder approval period for share-based payment plan	10 years
Vesting period, share-based payment arrangements	3 years
Additional vesting period for executive directors and members of the SET, share-based payment arrangements	2 years